AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 54.3%
Financials - 14.5%
Banks - 10.3%
Abu Dhabi Islamic Bank PJSC	5,581	$8,190
Agricultural Bank of China Ltd.-Class H	1,336,000	588,056
AMMB Holdings Bhd	24,100	23,051
Banco do Brasil SA	8,500	112,187
Banco Macro SA (ADR)	852	30,885
Banco Santander Chile	3,104,851	177,550
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	50,145	68,425
Bancolombia SA (Sponsored ADR)	3,098	169,739
Bangkok Bank PCL	10,800	57,509
Bank for Foreign Trade of Vietnam JSC	92,230	359,379
Bank of China Ltd.-Class A	125,500	66,564
Bank of China Ltd.-Class H	1,051,000	449,280
Bank of Communications Co., Ltd.-Class A	91,100	73,731
Bank Polska Kasa Opieki SA	2,808	74,310
China CITIC Bank Corp., Ltd.-Class H	3,757,000	2,252,720
China Construction Bank Corp.-Class H	1,536,000	1,331,777
China Everbright Bank Co., Ltd.-Class H	181,000	84,066
China Minsheng Banking Corp., Ltd.-Class H	1,091,400	824,849
Commercial Bank of Ceylon PLC	148,463	77,761
Commercial Bank PSQC (The)	67,576	87,368
Credicorp Ltd.	415	88,449
CTBC Financial Holding Co., Ltd.	278,000	207,984
Dubai Islamic Bank PJSC	21,650	32,495
Grupo Financiero Banorte SAB de CV-Class O	8,583	47,919
Halyk Savings Bank of Kazakhstan JSC (GDR) (a)	23,950	319,732
Hana Financial Group, Inc.	59,414	1,889,841
HDFC Bank Ltd. (ADR)	21,151	1,340,339
Industrial & Commercial Bank of China Ltd.-Class H	113,000	87,183
Industrial Bank Co., Ltd.-Class A (Nth SSE-SEHK)	95,360	271,439
Industrial Bank of Korea	36,790	375,012
KB Financial Group, Inc.	18,580	765,458
Komercni banka as	1,677	61,414
Masraf Al Rayan QSC	42,099	45,787
MCB Bank Ltd.	10,716	14,600
Metropolitan Bank & Trust Co.	35,000	45,819
Moneta Money Bank AS (a)	94,927	356,180
OTP Bank Nyrt	1,670	87,441
Postal Savings Bank of China Co., Ltd. (a)	121,000	82,291
Powszechna Kasa Oszczednosci Bank Polski SA	6,468	58,721
Sberbank of Russia PJSC (Sponsored ADR)	69,073	1,132,797
Shinhan Financial Group Co., Ltd.	1,774	66,512
SinoPac Financial Holdings Co., Ltd.	194,000	84,161
TCS Group Holding PLC (GDR) (a)	34,630	744,545
Turkiye Is Bankasi AS-Class C (b)	506,670	545,649
Woori Financial Group, Inc.	12,180	121,947

		15,791,112

Capital Markets - 1.2%
B3 SA - Brasil Bolsa Balcao	30,200	324,427
China Everbright Ltd.	668,000	1,247,572
HDFC Asset Management Co., Ltd. (a)	1,612	72,062
Samsung Securities Co., Ltd. (b)	2,534	84,395

Company	Shares	U.S. $ Value
Yuanta Financial Holding Co., Ltd.	125,000	$84,269

		1,812,725

Consumer Finance - 0.4%
Manappuram Finance Ltd.	68,617	170,284
Muthoot Finance Ltd.	12,694	135,408
Samsung Card Co., Ltd. (b)	10,341	345,162

		650,854

Diversified Financial Services - 1.1%
Fubon Financial Holding Co., Ltd.	492,000	761,928
Haci Omer Sabanci Holding AS	282,699	453,407
REC Ltd.	270,206	541,493

		1,756,828

Insurance - 1.5%
BB Seguridade Participacoes SA	20,500	192,727
China Pacific Insurance Group Co., Ltd.-Class H	19,800	78,012
IRB Brasil Resseguros S/A	9,200	89,377
Liberty Holdings Ltd.	10,384	82,036
Momentum Metropolitan Holdings	40,641	63,373
Orange Life Insurance Ltd. (a)	10,410	254,028
PICC Property & Casualty Co., Ltd.-Class H	152,000	183,208
Ping An Insurance Group Co. of China Ltd.-Class H	68,000	804,676
Powszechny Zaklad Ubezpieczen SA	8,353	88,220
Ruentex Industries Ltd. (b)	167,200	410,440

		2,246,097

		22,257,616

Information Technology - 11.2%
Electronic Equipment, Instruments & Components - 1.9%
Hon Hai Precision Industry Co., Ltd.	407,000	1,234,641
Tripod Technology Corp.	132,000	554,031
Walsin Technology Corp.	43,000	343,233
Yageo Corp.	14,000	203,966
Zhen Ding Technology Holding Ltd.	114,000	546,980

		2,882,851

IT Services - 0.3%
Infosys Ltd.	15,692	161,785
Infosys Ltd. (Sponsored ADR)	34,360	354,595

		516,380

Semiconductors & Semiconductor Equipment - 4.4%
Globalwafers Co., Ltd.	22,000	281,741
MediaTek, Inc.	49,000	726,037
Nanya Technology Corp.	397,000	1,111,040
Novatek Microelectronics Corp.	135,000	989,144
Phison Electronics Corp.	4,000	45,500
Realtek Semiconductor Corp.	68,000	534,361
SK Hynix, Inc.	7,190	584,819
Taiwan Semiconductor Manufacturing Co., Ltd.	219,000	2,423,854
United Microelectronics Corp.	151,000	82,740

		6,779,236

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 4.6%
Asustek Computer, Inc.	59,000	$455,353
Lite-On Technology Corp.	50,000	82,323
Pegatron Corp.	35,000	80,042
Quanta Computer, Inc.	39,000	83,776
Samsung Electronics Co., Ltd.	78,887	3,801,318
Samsung Electronics Co., Ltd. (Preference Shares)	56,016	2,193,131
Wistron Corp.	316,000	299,166

		6,995,109

		17,173,576

Consumer Discretionary - 6.5%
Automobiles - 0.2%
Bajaj Auto Ltd.	1,813	80,802
Great Wall Motor Co., Ltd.-Class H	112,500	83,239
Hero MotoCorp Ltd.	2,507	85,931
Kia Motors Corp. (b)	1,720	65,688

		315,660

Diversified Consumer Services - 1.6%
Cogna Educacao	700	1,999
Fu Shou Yuan International Group Ltd.	410,000	347,299
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (b)	12,213	1,480,826
YDUQS Part	50,300	596,987

		2,427,111

Hotels, Restaurants & Leisure - 0.8%
Kangwon Land, Inc. (b)	3,052	78,076
OPAP SA	85,908	1,117,710
Yum China Holdings, Inc.	1,757	84,354

		1,280,140

Household Durables - 0.2%
Hisense Home Appliances Group Co., Ltd.-Class A	109,000	193,389
Nien Made Enterprise Co., Ltd.	9,000	83,254
Woongjin Coway Co., Ltd.	1,026	82,598

		359,241

Internet & Direct Marketing Retail - 2.5%
Alibaba Group Holding Ltd. (ADR) (b)	17,916	3,799,984
JD.com, Inc. (ADR) (b)	1,602	56,438
Meituan Dianping-Class B (a)(b)	6,700	87,543
Naspers Ltd.-Class N	42	6,873

		3,950,838

Multiline Retail - 0.1%
Lojas Americanas SA	16,900	83,117

Specialty Retail - 0.1%
Abu Dhabi National Oil Co. for Distribution PJSC	17,975	14,485
Home Product Center PCL	141,300	75,477

		89,962

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.0%
Fila Korea Ltd. (b)	463	$21,156
Li Ning Co., Ltd.	315,000	944,775
Yue Yuen Industrial Holdings Ltd.	193,500	571,075

		1,537,006

		10,043,075

Materials - 6.0%
Chemicals - 1.2%
Advanced Petrochemical Co.	2,194	28,931
Formosa Chemicals & Fibre Corp.	151,000	441,161
Kumho Petrochemical Co., Ltd. (b)	2,720	181,905
Mitsubishi Gas Chemical Co., Inc.	7,700	117,303
Nan Ya Plastics Corp.	74,000	179,831
PhosAgro PJSC (GDR) (a)	6,773	86,017
Sinopec Shanghai Petrochemical Co., Ltd.	15,000	8,345
Tosoh Corp.	56,200	865,805

		1,909,298

Construction Materials - 3.0%
Anhui Conch Cement Co., Ltd.-Class A	202,119	1,592,351
Anhui Conch Cement Co., Ltd.-Class H	76,386	556,558
Asia Cement Corp.	467,000	747,526
China Resources Cement Holdings Ltd.	890,000	1,132,948
Huaxin Cement Co., Ltd.	50,280	191,062
Taiwan Cement Corp.	237,198	345,992

		4,566,437

Metals & Mining - 1.8%
Anglo American Platinum Ltd.	910	84,940
Baoshan Iron & Steel Co., Ltd.	107,000	88,336
China Zhongwang Holdings Ltd.	72,400	28,924
Eregli Demir ve Celik Fabrikalari TAS	57,523	87,361
Glencore PLC (b)	220,890	687,790
Industrias Penoles SAB de CV	516	5,404
Iskenderun Demir ve Celik AS	62,224	83,731
Jiangxi Copper Co., Ltd.-Class H	297,000	408,485
Kumba Iron Ore Ltd.	7,420	220,762
Maanshan Iron & Steel Co., Ltd.-Class H (c)	212,000	85,958
Nanjing Iron & Steel Co., Ltd.	169,700	84,188
Polyus PJSC (GDR) (a)	2,945	166,981
POSCO	1,150	233,753
Sansteel Minguang Co., Ltd. Fujian-Class A	65,296	87,904
Vedanta Ltd.	161,864	345,770

		2,700,287

		9,176,022

Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Adaro Energy Tbk PT	789,500	88,228
Bukit Asam Tbk PT	463,000	88,559
China Coal Energy Co., Ltd.-Class H	41,000	16,271
China Petroleum & Chemical Corp.	105,400	77,539
China Petroleum & Chemical Corp.-Class H	382,000	230,014
CNOOC Ltd.	53,000	88,130

Company	Shares	U.S. $ Value
Coal India Ltd.	28,041	$83,173
Cosan SA	3,300	57,344
Exxaro Resources Ltd.	8,507	79,652
Hindustan Petroleum Corp., Ltd.	21,976	81,178
LUKOIL PJSC (Sponsored ADR)	29,100	2,872,461
Oil & Gas Development Co., Ltd.	93,292	85,805
Petroleo Brasileiro SA (Preference Shares)	104,600	790,048
Petronet LNG Ltd.	43,808	164,570
Polski Koncern Naftowy ORLEN SA	3,903	88,284
PTT Exploration & Production PCL	21,500	89,363
Surgutneftegas PJSC (Sponsored ADR) (c)	91,000	739,439
Tatneft PJSC (Sponsored ADR) (d)	2,530	186,865
Tupras Turkiye Petrol Rafinerileri AS	1,368	29,148
Yanzhou Coal Mining Co., Ltd.	58,500	88,810
Yanzhou Coal Mining Co., Ltd.-Class H	554,000	497,738

		6,522,619

Industrials - 3.2%
Aerospace & Defense - 0.0%
Korea Aerospace Industries Ltd. (b)	968	28,490

Commercial Services & Supplies - 0.2%
Sunny Friend Environmental Technology Co., Ltd.	42,000	327,464

Construction & Engineering - 0.4%
China Communications Services Corp., Ltd.-Class H	294,000	214,321
Daelim Industrial Co., Ltd. (b)	4,961	388,097

		602,418

Electrical Equipment - 0.0%
ElSewedy Electric Co.	12,415	8,671

Industrial Conglomerates - 0.1%
NWS Holdings Ltd.	138,000	193,416
Sime Darby Bhd	56,400	30,615

		224,031

Machinery - 1.6%
China Yuchai International Ltd.	22,580	300,991
Sinotruk Hong Kong Ltd.	397,500	848,379
Weichai Power Co., Ltd.-Class A (Nth SZ-SEHK)	105,104	240,254
Weichai Power Co., Ltd.-Class H	94,000	198,408
Zoomlion Heavy Industry Science and Technology Co., Ltd.	364,400	305,456
Zoomlion Heavy Industry Science and Technology Co., Ltd.-Class A	554,414	533,167

		2,426,655

Marine - 0.1%
MISC Bhd	39,800	81,318

Road & Rail - 0.3%
Daqin Railway Co., Ltd.-Class A	296,300	349,628
Rumo SA (b)	13,200	85,924

		435,552

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.3%
BOC Aviation Ltd. (a)	42,400	$431,218

Transportation Infrastructure - 0.2%
Jiangsu Expressway Co., Ltd.-Class H	64,000	87,700
TAV Havalimanlari Holding AS	17,507	85,811
Westports Holdings Bhd	76,500	78,819
Zhejiang Expressway Co., Ltd.-Class H	116,000	105,755

		358,085

		4,923,902

Communication Services - 2.4%
Diversified Telecommunication Services - 0.4%
Emirates Telecommunications Group Co. PJSC	17,806	79,307
KT Corp. (Sponsored ADR)	43,211	501,248

		580,555

Interactive Media & Services - 1.5%
Info Edge India Ltd.	1,776	63,192
Tencent Holdings Ltd.	29,600	1,426,014
Yandex NV-Class A (b)	19,760	859,362

		2,348,568

Media - 0.1%
Cheil Worldwide, Inc. (b)	1,150	23,916
Zee Entertainment Enterprises Ltd.	20,606	84,297

		108,213

Wireless Telecommunication Services - 0.4%
Advanced Info Service PCL	11,100	78,932
China Mobile Ltd.	24,500	207,021
DiGi.Com Bhd	75,800	82,736
Globe Telecom, Inc.	1,500	59,828
MTN Group Ltd.	11,895	70,123
PLDT, Inc.	2,085	40,896
Vodacom Group Ltd.	5,428	44,684

		584,220

		3,621,556

Consumer Staples - 2.0%
Beverages - 1.3%
Becle SAB de CV	15,027	27,936
Tsingtao Brewery Co., Ltd.-Class A (Nth SSE-SEHK)	69,700	511,274
Wuliangye Yibin Co., Ltd.-Class A (Nth SZ-SEHK)	76,058	1,456,447

		1,995,657

Food & Staples Retailing - 0.1%
Raia Drogasil SA	3,300	91,925
SPAR Group Ltd. (The)	5,722	80,835

		172,760

Company	Shares	U.S. $ Value
Food Products - 0.2%
Charoen Pokphand Foods PCL	75,800	$69,591
Hebei Yangyuan Zhihui Beverage Co., Ltd.-Class A	2,900	12,108
Indofood Sukses Makmur Tbk PT	154,500	88,094
Orion Corp./Republic of Korea (b)	879	80,165

		249,958

Household Products - 0.1%
Hindustan Unilever Ltd.	2,809	75,593
Kimberly-Clark de Mexico SAB de CV-Class A (b)	37,694	75,019

		150,612

Personal Products - 0.0%
Colgate-Palmolive India Ltd.	1,609	32,856

Tobacco - 0.3%
Eastern Co. SAE	89,288	84,114
ITC Ltd.	58,649	195,432
KT&G Corp.	1,933	156,395

		435,941

		3,037,784

Real Estate - 1.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Fibra Uno Administracion SA de CV	749,970	1,161,397
Fortress REIT Ltd.-Class A	58,074	79,859

		1,241,256

Real Estate Management & Development - 1.1%
Agile Group Holdings Ltd.	58,000	87,157
Aldar Properties PJSC	1,387,960	816,944
BR Malls Participacoes SA	19,900	89,738
China Aoyuan Group Ltd.	55,000	89,745
Guangzhou R&F Properties Co., Ltd.-Class H (c)	46,000	84,943
Highwealth Construction Corp.	13,000	20,091
KWG Group Holdings Ltd. (b)	63,000	88,268
Logan Property Holdings Co., Ltd.	50,000	83,896
Powerlong Real Estate Holdings Ltd.	297,000	198,319
Shenzhen Investment Ltd.	86,000	34,467
Times China Holdings Ltd.	41,000	81,702
Yuzhou Properties Co., Ltd.	45,000	24,757

		1,700,027

		2,941,283

Utilities - 1.7%
Electric Utilities - 0.8%
Centrais Eletricas Brasileiras SA (Preference Shares)	81,900	781,705
CEZ AS	1,555	34,948
Cia Energetica de Minas Gerais	4,900	19,060
EDP - Energias de Portugal SA	19,603	85,065
Enel Americas SA	382,865	85,038
Manila Electric Co.	7,900	49,448
Power Grid Corp. of India Ltd.	61,697	164,749

		1,220,013

Company	Shares		U.S. $ Value
Gas Utilities - 0.1%
Empresa De Energia De Bogota (b)		63,885	$43,179
Kunlun Energy Co., Ltd.		92,000	81,277
Petronas Gas Bhd		16,900	68,666

			193,122

Independent Power and Renewable Electricity Producers - 0.2%
Colbun SA		218,657	34,895
Engie Brasil Energia SA		14,800	187,334
NTPC Ltd.		50,332	83,912

			306,141

Water Utilities - 0.6%
Beijing Enterprises Water Group Ltd. (b)		164,000	82,949
Cia de Saneamento Basico do Estado de Sao Paulo		59,100	893,033

			975,982

			2,695,258

Health Care - 0.7%
Health Care Providers & Services - 0.6%
Hapvida Participacoes e Investimentos SA (a)		4,600	73,270
Jinxin Fertility Group Ltd. (a)(b)(c)		568,000	759,830
Notre Dame Intermedica Participacoes SA		5,600	95,280

			928,380

Pharmaceuticals - 0.1%
Richter Gedeon Nyrt		10,310	224,156

			1,152,536

Total Common Stocks (cost $72,048,836)			83,545,227

	Principal Amount (000)
FIXED INCOME - 37.1%
Sovereign Bonds - 21.5%
Abu Dhabi Government International Bond
2.125%, 9/30/24 (a)	U.S.$	310	308,837
3.125%, 9/30/49 (a)		500	487,656
Angolan Government International Bond
8.25%, 5/09/28 (a)		200	215,625
9.125%, 11/26/49 (a)		290	309,937
9.50%, 11/12/25 (a)		200	233,687
Argentine Republic Government International Bond
5.625%, 1/26/22		151	78,473
5.875%, 1/11/28		285	133,861
6.625%, 7/06/28		300	141,750
6.875%, 1/26/27-1/11/48		3,450	1,697,953
7.125%, 6/28/2117		50	25,000
7.50%, 4/22/26		540	279,619

	Principal Amount (000)		U.S. $ Value
7.82%, 12/31/33	EUR	33	$21,519
Series NY
3.75%, 12/31/38	U.S.$	483	236,670
Bahrain Government International Bond
5.625%, 9/30/31 (a)		200	214,000
6.00%, 9/19/44 (a)		203	213,023
6.75%, 9/20/29 (a)		244	283,650
7.00%, 10/12/28 (a)		334	394,329
Bermuda Government International Bond
4.75%, 2/15/29 (a)		275	312,595
Colombia Government International Bond
5.00%, 6/15/45		302	350,886
Costa Rica Government International Bond
7.00%, 4/04/44 (a)		200	210,875
7.158%, 3/12/45 (a)		670	713,341
Dominican Republic International Bond
6.00%, 7/19/28 (a)		716	797,669
6.40%, 6/05/49 (a)		300	329,250
6.50%, 2/15/48 (a)		298	329,197
6.85%, 1/27/45 (a)		309	353,419
Dubai DOF Sukuk Ltd.
5.00%, 4/30/29 (a)		313	358,380
Ecuador Government International Bond
7.875%, 1/23/28 (a)		805	713,431
9.65%, 12/13/26 (a)		366	347,357
Egypt Government International Bond
5.875%, 6/11/25 (a)		530	562,131
6.125%, 1/31/22 (a)		200	207,750
7.903%, 2/21/48 (a)		500	523,750
8.15%, 11/20/59 (a)		280	299,600
8.70%, 3/01/49 (a)		200	223,312
El Salvador Government International Bond
5.875%, 1/30/25 (a)		40	42,100
6.375%, 1/18/27 (a)		86	91,671
7.125%, 1/20/50 (a)		197	209,620
7.75%, 1/24/23 (a)		63	69,123
8.625%, 2/28/29 (a)		200	240,250
Gabon Government International Bond
6.375%, 12/12/24 (a)		365	381,539
Ghana Government International Bond
8.125%, 3/26/32 (a)		200	204,000
8.95%, 3/26/51 (a)		200	204,688
Guatemala Government Bond
4.375%, 6/05/27 (a)		200	207,313
4.50%, 5/03/26 (a)		200	210,937
Honduras Government International Bond
6.25%, 1/19/27 (a)		180	196,425
7.50%, 3/15/24 (a)		290	322,897

	Principal Amount (000)		U.S. $ Value
Indonesia Government International Bond
3.375%, 4/15/23 (a)	U.S.$	450	$463,922
4.125%, 1/15/25 (a)		380	407,061
5.875%, 1/15/24 (a)		200	226,375
Iraq International Bond
6.752%, 3/09/23 (a)		300	307,312
Ivory Coast Government International Bond
5.875%, 10/17/31 (a)	EUR	425	494,600
6.625%, 3/22/48 (a)		164	185,109
Jamaica Government International Bond
6.75%, 4/28/28	U.S.$	200	237,625
7.875%, 7/28/45		460	621,575
8.00%, 3/15/39		108	147,015
Kazakhstan Government International Bond
5.125%, 7/21/25 (a)		200	229,500
Kenya Government International Bond
8.00%, 5/22/32 (a)		346	376,816
Lebanon Government International Bond
6.00%, 1/27/23 (a)		36	16,684
6.65%, 4/22/24 (a)		57	25,561
6.85%, 3/23/27 (a)		481	213,744
Series E
6.10%, 10/04/22 (a)		216	105,300
Series G
6.20%, 2/26/25 (a)		206	91,606
6.60%, 11/27/26 (a)		170	75,756
Mexico Government International Bond
4.75%, 3/08/44		140	154,656
Mongolia Government International Bond
5.625%, 5/01/23 (a)		200	206,500
Nigeria Government International Bond
5.625%, 6/27/22		163	169,826
7.625%, 11/28/47 (a)		688	670,370
7.696%, 2/23/38 (a)		240	240,525
Oman Government International Bond
4.75%, 6/15/26 (a)		260	263,981
4.875%, 2/01/25 (a)		440	454,850
6.75%, 1/17/48 (a)		230	231,653
Pakistan Government International Bond
8.25%, 9/30/25 (a)		200	223,437
Panama Government International Bond
3.16%, 1/23/30		447	460,410
4.00%, 9/22/24		200	214,125
Panama Notas del Tesoro
3.75%, 4/17/26 (a)		113	118,961
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27 (a)		200	215,125
Qatar Government International Bond
4.50%, 4/23/28 (a)		300	343,875
5.103%, 4/23/48 (a)		200	257,000

	Principal Amount (000)		U.S. $ Value
Republic of Azerbaijan International Bond
4.75%, 3/18/24 (a)	U.S.$	400	$428,000
Republic of South Africa Government International Bond
5.00%, 10/12/46		358	328,801
5.65%, 9/27/47		380	369,550
5.75%, 9/30/49		430	418,583
Russian Foreign Bond - Eurobond
5.25%, 6/23/47 (a)		800	1,000,000
Saudi Government International Bond
3.625%, 3/04/28 (a)		798	841,092
5.25%, 1/16/50 (a)		401	498,994
Senegal Government International Bond
4.75%, 3/13/28 (a)	EUR	510	603,709
6.25%, 7/30/24-5/23/33 (a)	U.S.$	480	520,650
6.75%, 3/13/48 (a)		200	201,563
Sri Lanka Government International Bond
5.75%, 4/18/23 (a)		467	462,012
6.20%, 5/11/27 (a)		200	186,813
6.25%, 7/27/21 (a)		433	439,901
6.85%, 11/03/25 (a)		260	260,162
7.85%, 3/14/29 (a)		240	242,980
Tanzania Government International Bond 7.989% (LIBOR 6 Month + 6.00%), 3/09/20 (a)(e)		22	22,378
Turkey Government International Bond
4.875%, 4/16/43		423	348,066
5.75%, 5/11/47		400	353,750
7.00%, 6/05/20		95	96,752
Ukraine Government International Bond
6.75%, 6/20/26 (a)	EUR	173	217,583
7.75%, 9/01/22-9/01/24 (a)	U.S.$	1,562	1,685,689
Series GDP
Zero Coupon, 5/31/40 (a)		308	292,889
Uruguay Government International Bond
4.375%, 1/23/31		98	109,668
4.975%, 4/20/55		17	20,538
5.10%, 6/18/50		49	58,831
Venezuela Government International Bond
11.95%, 8/05/31 (b)(f)(g)		265	30,418
12.75%, 8/23/22 (b)(f)(g)		564	64,872
Zambia Government International Bond
8.50%, 4/14/24 (a)		400	275,375

Total Sovereign Bonds (cost $32,199,279)			33,119,569

Corporate Bonds - 5.7%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49 (a)		200	207,625
AES Gener SA
6.35%, 10/07/79 (a)		200	204,500

	Principal Amount (000)		U.S. $ Value
AngloGold Ashanti Holdings PLC
5.125%, 8/01/22	U.S.$	140	$147,175
Bangkok Bank PCL/Hong Kong
3.733%, 9/25/34 (a)		200	202,250
Braskem Netherlands Finance BV
4.50%, 1/10/28 (a)		200	199,431
5.875%, 1/31/50 (a)		200	199,264
BRF SA
4.875%, 1/24/30 (a)		208	214,175
Celulosa Arauco y Constitucion SA
4.20%, 1/29/30 (a)		200	201,063
Colbun SA
3.95%, 10/11/27 (a)		263	274,342
Cosan Ltd.
5.50%, 9/20/29 (a)		200	209,111
CSN Resources SA
7.625%, 2/13/23 (a)		200	213,143
Digicel Group One Ltd.
8.25%, 12/30/22 (g)		234	131,205
Digicel Group Two Ltd.
8.25%, 9/30/22 (a)		292	68,073
Ecopetrol SA
5.875%, 9/18/23		56	62,149
Empresa Electrica Cochrane SpA
5.50%, 5/14/27 (a)		200	209,313
Empresas Publicas de Medellin ESP
4.25%, 7/18/29 (a)		200	208,250
8.375%, 11/08/27	COP	418,000	134,025
Enel Americas SA
4.00%, 10/25/26	U.S.$	144	148,905
Enel Chile SA
4.875%, 6/12/28		50	55,531
Enel Generacion Chile SA
4.25%, 4/15/24		40	42,138
Gerdau Trade, Inc.
4.875%, 10/24/27 (a)		200	214,937
GNL Quintero SA
4.634%, 7/31/29 (a)		200	212,313
Gold Fields Orogen Holdings BVI Ltd.
5.125%, 5/15/24 (a)		200	213,500
Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/25 (a)		400	358,094
GUSAP III LP
4.25%, 1/21/30 (a)		200	204,250
Industrias Penoles SAB de CV
4.15%, 9/12/29 (a)		200	207,063

	Principal Amount (000)		U.S. $ Value
Infraestructura Energetica Nova SAB de CV
3.75%, 1/14/28 (a)	U.S.$	334	$324,919
Intercorp Financial Services, Inc.
4.125%, 10/19/27 (a)		200	204,000
Inversiones CMPC SA
4.375%, 4/04/27 (a)		220	231,962
KOC Holding AS
5.25%, 3/15/23 (a)		200	204,188
Lima Metro Line 2 Finance Ltd.
4.35%, 4/05/36 (a)		346	366,821
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		200	212,875
MV24 Capital BV
6.748%, 6/01/34 (a)		197	207,512
Nexa Resources SA
5.375%, 5/04/27 (a)		200	214,328
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)(b)(f)		200	9,000
Orbia Advance Corp SAB de CV
4.00%, 10/04/27 (a)		393	403,218
Petkim Petrokimya Holding AS
5.875%, 1/26/23 (a)		200	200,375
PTTEP Treasury Center Co., Ltd.
3.903%, 12/06/59 (a)		210	207,900
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		200	215,437
Stillwater Mining Co.
7.125%, 6/27/25 (a)		200	208,969
Tonon Luxembourg SA
6.50% (0.50% Cash and 6.00% PIK), 10/31/24 (g)(h)(i)(j)		104	3,143
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/28 (a)		200	228,312
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26 (a)		200	212,250
Usiminas International SARL
5.875%, 7/18/26 (a)		200	208,542
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (b)(f)(g)		202	8,015
Wijaya Karya Persero Tbk PT
7.70%, 1/31/21 (a)	IDR	2,000,000	136,464

Total Corporate Bonds (cost $9,263,184)			8,750,055

	Principal Amount (000)		U.S. $ Value
Quasi-Sovereign Bonds - 4.7%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/48 (a)	U.S.$	200	$246,000
Corp. Nacional del Cobre de Chile
4.375%, 2/05/49 (a)		280	300,300
Empresa de Transmision Electrica SA
5.125%, 5/02/49 (a)		200	226,813
Export-Import Bank of China (The)
3.625%, 7/31/24 (a)		310	326,042
MDGH - GMTN BV
2.875%, 11/07/29 (a)		612	617,367
NAK Naftogaz Ukraine via Kondor Finance PLC
7.625%, 11/08/26 (a)		200	204,010
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/24 (a)		200	232,063
Pertamina Persero PT
5.625%, 5/20/43 (a)		200	233,687
Perusahaan Listrik Negara PT
3.375%, 2/05/30 (a)		1,399	1,399,000
3.875%, 7/17/29 (a)		200	208,500
4.875%, 7/17/49 (a)		200	216,000
5.45%, 5/21/28 (a)		220	253,275
Petroleos de Venezuela SA
5.375%, 4/12/27 (b)(f)(g)		226	17,492
6.00%, 11/15/26 (b)(f)(g)		220	17,050
9.00%, 11/17/21 (b)(f)(g)		128	9,954
Petroleos Mexicanos
6.50%, 3/13/27		154	163,159
6.75%, 9/21/47		255	257,231
6.84%, 1/23/30 (a)		52	55,635
6.875%, 8/04/26		60	65,880
7.69%, 1/23/50 (a)		78	85,465
Petroliam Nasional Bhd
7.625%, 10/15/26 (a)		469	610,188
Petronas Capital Ltd.
3.50%, 3/18/25 (a)		264	277,035
Sinopec Group Overseas Development Ltd.
Series 2012
3.90%, 5/17/22 (a)		271	280,949
State Grid Overseas Investment Ltd.
Series 2013
3.125%, 5/22/23 (a)		260	265,931
State Oil Co. of the Azerbaijan Republic
6.95%, 3/18/30 (a)		321	392,021

	Principal Amount (000)		U.S. $ Value
Trinidad Generation UnLtd.
5.25%, 11/04/27 (a)	U.S.$	200	$211,063

Total Quasi-Sovereign Bonds (cost $6,992,459)			7,172,110

Inflation-Linked Securities - 2.5%
U.S. Treasury Inflation Index
0.25%, 7/15/29 (TIPS)		2,142	2,163,798
1.00%, 2/15/49 (TIPS)		1,492	1,659,171

Total Inflation-Linked Securities (cost $3,831,911)			3,822,969

Treasury Bonds - 2.2%
Indonesia Treasury Bond
Series FR65
6.625%, 5/15/33	IDR	1,535,000	102,886
Series FR68
8.375%, 3/15/34		14,852,000	1,152,214
Mexican Bonos
Series M 20
8.50%, 5/31/29	MXN	11,821	694,861
Peru Government Bond
5.94%, 2/12/29 (a)	PEN	2,030	688,286
Russian Federal Bond - OFZ
Series 6215
7.00%, 8/16/23	RUB	8,298	139,120
Series 6222
7.10%, 10/16/24		2,662	44,903
Series 6227
7.40%, 7/17/24		37,543	638,880

Total Treasury Bonds (cost $3,279,619)			3,461,150

Emerging Markets - Treasuries - 0.5%
Argentine Bonos del Tesoro
15.50%, 10/17/26 (d)	ARS	77	348
Republic of South Africa Government Bond
Series 2032
8.25%, 3/31/32	ZAR	12,000	785,572

Total Emerging Markets - Treasuries (cost $730,357)			785,920

Regional Bonds - 0.0%
Provincia de Neuquen Argentina
7.50%, 4/27/25 (a) (cost $68,000)	U.S.$	68	50,022

Total Fixed Income (cost $56,364,809)			57,161,795

Company	Shares		U.S. $ Value
EQUITY LINKED NOTES - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
FPT Corp., Macquarie Bank Ltd., expiring 3/31/20 (b)(d) (cost $735,561)		352,463	$886,766

INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
VFMVN30 ETF Fund (b)(k) (cost $97,798)		239,030	152,359

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
CNH/USD Expiration: Jan 2020; Contracts: 54,237,250; Exercise Price: CNH 7.25; Counterparty: HSBC Bank USA (b) (premiums paid $22,069)	CNH	54,237,250	577

	Shares
SHORT-TERM INVESTMENTS - 5.9%
Investment Companies - 4.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.53% (k)(l)(m) (cost $7,253,164)		7,253,164	7,253,164

	Principal Amount (000)
Time Deposits - 0.4%
BBH Grand Cayman
(7.75)%, 1/02/20	SEK	9	996
(1.00)%, 1/02/20	ZAR	30	2,136
(0.68)%, 1/02/20	EUR	16	17,750
0.32%, 1/02/20	AUD	6	4,233
0.63%, 1/02/20	SGD	1	669
0.66%, 1/02/20	NOK	2	197
0.82%, 1/02/20	CAD	1	605
1.66%, 1/02/20	HKD	73	9,432
Citibank, London
0.36%, 1/02/20	GBP	24	31,146
Sumitomo, London
1.56%, 1/02/20	U.S.$	393	392,875
Sumitomo, Tokyo
(0.24)%, 1/06/20	JPY	13,992	128,774

Total Time Deposits (cost $588,813)			588,813

	Principal Amount (000)		U.S. $ Value
Treasury Bills - 0.8%
Egypt Treasury Bills Series 273D Zero Coupon, 2/25/20-3/24/20	EGP	12,275	$743,258
Nigeria Treasury Bills Zero Coupon, 1/30/20-6/18/20	NGN	159,365	427,175

Total Treasury Bills (cost $1,171,958)			1,170,433

Total Short-Term Investments (cost $9,013,935)			9,012,410

Total Investments Before Security Lending Collateral for Securities Loaned - 98.0% (cost $138,283,008)			150,759,134

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED -0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.53% (k)(l)(m) (cost $1,048,247)		1,048,247	1,048,247

Total Investments - 98.7% (cost $139,331,255) (n)			151,807,381
Other assets less liabilities - 1.3%			2,017,337

Net Assets - 100.0%			$153,824,718

FUTURES
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Futures	118	January 2020	$1,702,333	$14,343
MSCI Emerging Markets Index Futures	416	March 2020	23,300,160	729,171
U.S. T-Note 10 Yr (CBT) Futures	7	March 2020	898,953	(8,117)
U.S. Ultra Bond (CBT) Futures	3	March 2020	544,969	(15,399)

				$719,998

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	68,954	USD	1,073	1/17/20	$(36,310)
Bank of America, NA	MXN	11,040	USD	572	1/07/20	(11,606)
Bank of America, NA	USD	1,083	PLN	4,169	1/09/20	15,708
Bank of America, NA	USD	238	RUB	15,152	1/17/20	6,038
Barclays Bank PLC	IDR	14,940,808	USD	1,056	2/27/20	(19,918)
Barclays Bank PLC	KRW	2,978,137	USD	2,507	2/06/20	(71,311)
Barclays Bank PLC	TWD	97,820	USD	3,232	2/20/20	(50,378)
Barclays Bank PLC	INR	56,636	USD	786	1/16/20	(8,167)
Barclays Bank PLC	RUB	13,966	USD	223	1/17/20	(1,283)
Barclays Bank PLC	MYR	16,113	USD	3,869	2/13/20	(78,254)
Barclays Bank PLC	USD	3,004	MYR	12,501	2/13/20	57,949
Barclays Bank PLC	USD	1,067	INR	76,199	1/16/20	1,955
Barclays Bank PLC	USD	1,987	INR	141,132	1/16/20	(7,366)
Barclays Bank PLC	USD	1,234	KRW	1,443,851	2/06/20	15,763
Barclays Bank PLC	USD	388	IDR	5,470,895	2/27/20	5,387
BNP Paribas SA	COP	3,488,600	USD	1,049	1/15/20	(12,004)
BNP Paribas SA	KRW	562,679	USD	473	2/06/20	(14,170)
BNP Paribas SA	CNH	74,397	USD	10,617	2/20/20	(58,536)
BNP Paribas SA	THB	64,759	USD	2,134	1/16/20	(28,466)
BNP Paribas SA	CZK	16,761	USD	716	1/09/20	(23,788)
BNP Paribas SA	TWD	9,360	USD	309	2/20/20	(4,796)
BNP Paribas SA	USD	756	PLN	2,923	1/09/20	14,115
BNP Paribas SA	USD	1,451	EUR	1,313	1/16/20	23,072
BNP Paribas SA	USD	1,098	CZK	25,420	1/09/20	22,910
BNP Paribas SA	USD	2,375	ZAR	34,759	1/23/20	99,921
BNP Paribas SA	USD	666	KRW	770,920	2/06/20	1,900
Brown Brothers Harriman & Co.	HUF	73,377	USD	247	1/09/20	(1,361)
Brown Brothers Harriman & Co.	THB	42,632	USD	1,409	1/16/20	(14,834)
Brown Brothers Harriman & Co.	JPY	20,370	USD	188	1/30/20	553
Brown Brothers Harriman & Co.	ZAR	15,307	USD	1,033	1/23/20	(57,152)
Brown Brothers Harriman & Co.	CZK	15,616	USD	682	1/09/20	(6,875)
Brown Brothers Harriman & Co.	MXN	28,545	USD	1,486	1/07/20	(23,177)
Brown Brothers Harriman & Co.	TRY	3,787	USD	645	1/30/20	12,750
Brown Brothers Harriman & Co.	PLN	1,215	USD	316	1/09/20	(3,759)
Brown Brothers Harriman & Co.	EUR	757	USD	845	1/16/20	(5,906)
Brown Brothers Harriman & Co.	USD	830	EUR	747	1/16/20	7,657
Brown Brothers Harriman & Co.	USD	116	PLN	454	1/09/20	3,520
Brown Brothers Harriman & Co.	USD	300	TRY	1,764	1/30/20	(5,365)
Brown Brothers Harriman & Co.	USD	1,423	CZK	32,947	1/09/20	30,458
Brown Brothers Harriman & Co.	USD	2,455	MXN	47,547	1/07/20	57,901
Brown Brothers Harriman & Co.	USD	85	JPY	9,249	1/30/20	295
Brown Brothers Harriman & Co.	USD	3,022	THB	91,457	1/16/20	32,364
Brown Brothers Harriman & Co.	USD	2,577	ZAR	38,433	1/23/20	159,532
Citibank, NA	KRW	4,595,284	USD	3,930	2/06/20	(48,651)
Citibank, NA	COP	674,419	USD	203	1/15/20	(1,985)
Citibank, NA	CLP	220,066	USD	292	1/15/20	(466)
Citibank, NA	BRL	2,139	USD	531	1/03/20	(1,055)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	517	BRL	2,139	1/03/20	$14,238
Citibank, NA	USD	658	BRL	2,676	2/04/20	6,768
Citibank, NA	USD	2,019	TRY	11,756	1/30/20	(57,550)
Citibank, NA	USD	696	COP	2,422,603	1/15/20	40,259
Citibank, NA	USD	823	IDR	11,679,548	2/27/20	17,345
Deutsche Bank AG	PEN	2,668	USD	797	1/15/20	(7,773)
Goldman Sachs Bank USA	HUF	269,176	USD	889	1/09/20	(23,325)
Goldman Sachs Bank USA	JPY	312,601	USD	2,864	1/30/20	(17,127)
Goldman Sachs Bank USA	KRW	178,349	USD	153	2/06/20	(1,086)
Goldman Sachs Bank USA	RUB	94,497	USD	1,477	1/17/20	(42,971)
Goldman Sachs Bank USA	THB	43,736	USD	1,449	1/16/20	(11,133)
Goldman Sachs Bank USA	MYR	25,532	USD	6,121	2/13/20	(133,827)
Goldman Sachs Bank USA	PEN	624	USD	184	1/15/20	(4,280)
Goldman Sachs Bank USA	USD	5,886	MYR	24,612	2/13/20	143,823
Goldman Sachs Bank USA	USD	266	PLN	1,041	1/09/20	8,680
Goldman Sachs Bank USA	USD	411	RUB	26,412	1/17/20	14,185
Goldman Sachs Bank USA	USD	451	INR	32,297	1/16/20	1,745
Goldman Sachs Bank USA	USD	6,028	JPY	651,432	1/30/20	(23,230)
HSBC Bank USA	KRW	923,287	USD	793	2/06/20	(6,611)
HSBC Bank USA	TWD	33,828	USD	1,122	2/20/20	(12,924)
HSBC Bank USA	CNH	18,693	USD	2,665	2/20/20	(17,534)
HSBC Bank USA	CZK	28,007	USD	1,217	1/09/20	(18,302)
HSBC Bank USA	INR	10,105	USD	142	1/16/20	(150)
HSBC Bank USA	BRL	4,438	USD	1,039	1/03/20	(64,626)
HSBC Bank USA	USD	608	PLN	2,361	1/09/20	14,307
HSBC Bank USA	USD	1,101	BRL	4,438	1/03/20	2,190
HSBC Bank USA	USD	257	THB	7,790	1/16/20	2,803
HSBC Bank USA	USD	240	INR	17,012	1/16/20	(1,114)
HSBC Bank USA	USD	515	IDR	7,259,971	2/27/20	7,988
JPMorgan Chase Bank, NA	IDR	12,540,327	USD	880	2/27/20	(22,904)
JPMorgan Chase Bank, NA	COP	594,415	USD	172	1/15/20	(8,456)
JPMorgan Chase Bank, NA	CLP	234,431	USD	294	1/15/20	(17,691)
JPMorgan Chase Bank, NA	PHP	28,940	USD	567	3/12/20	(2,300)
JPMorgan Chase Bank, NA	INR	28,315	USD	392	1/16/20	(5,274)
JPMorgan Chase Bank, NA	CZK	26,321	USD	1,141	1/09/20	(19,556)
JPMorgan Chase Bank, NA	TRY	10,821	USD	1,854	1/30/20	48,364
JPMorgan Chase Bank, NA	PLN	5,182	USD	1,340	1/09/20	(25,963)
JPMorgan Chase Bank, NA	BRL	1,603	USD	383	1/03/20	(15,424)
JPMorgan Chase Bank, NA	USD	662	CZK	15,212	1/09/20	9,113
JPMorgan Chase Bank, NA	USD	398	BRL	1,603	1/03/20	791
JPMorgan Chase Bank, NA	USD	452	PLN	1,725	1/09/20	2,477
JPMorgan Chase Bank, NA	USD	757	COP	2,569,222	1/15/20	23,941
JPMorgan Chase Bank, NA	USD	451	IDR	6,324,914	2/27/20	4,756
Morgan Stanley Capital Services LLC	CLP	574,352	USD	776	1/15/20	12,404
Morgan Stanley Capital Services LLC	INR	27,985	USD	390	1/16/20	(2,769)
Morgan Stanley Capital Services LLC	ZAR	13,260	USD	898	1/23/20	(46,084)
Morgan Stanley Capital Services LLC	TRY	6,219	USD	1,036	1/30/20	(1,593)
Morgan Stanley Capital Services LLC	MYR	11,468	USD	2,730	2/13/20	(79,088)
Morgan Stanley Capital Services LLC	PLN	4,887	USD	1,262	1/09/20	(26,684)
Morgan Stanley Capital Services LLC	PEN	500	USD	148	1/15/20	(3,147)
Morgan Stanley Capital Services LLC	USD	5,295	MYR	22,299	2/13/20	167,966
Morgan Stanley Capital Services LLC	USD	716	MXN	14,034	1/07/20	25,875
Morgan Stanley Capital Services LLC	USD	280	INR	20,022	1/16/20	749
Royal Bank of Scotland PLC	COP	3,970,125	USD	1,143	1/15/20	(63,675)
Royal Bank of Scotland PLC	KRW	1,396,971	USD	1,190	2/06/20	(19,726)
Royal Bank of Scotland PLC	RUB	22,492	USD	351	1/17/20	(10,852)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	PEN	16,713	USD	4,951	1/15/20	$(91,394)
Royal Bank of Scotland PLC	EUR	1,302	USD	1,435	1/16/20	(26,535)
Royal Bank of Scotland PLC	USD	4,449	PEN	15,115	1/15/20	111,758
Royal Bank of Scotland PLC	USD	1,116	COP	3,753,204	1/15/20	24,910
Standard Chartered Bank	JPY	160,070	USD	1,469	1/30/20	(6,747)
Standard Chartered Bank	INR	123,532	USD	1,733	1/16/20	227
Standard Chartered Bank	TWD	57,080	USD	1,879	2/20/20	(35,770)
Standard Chartered Bank	USD	1,103	INR	79,632	1/16/20	13,474
UBS AG	PHP	29,072	USD	571	3/12/20	(1,415)
UBS AG	BRL	45,848	USD	11,089	1/03/20	(307,880)
UBS AG	BRL	24,875	USD	6,092	2/04/20	(85,441)
UBS AG	USD	11,303	BRL	45,848	1/03/20	94,203
UBS AG	USD	306	KRW	355,808	2/06/20	1,895

						$(579,888)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Republic of Turkey, 11.875%, 1/15/30, 12/20/24*	(1.00)%	Quarterly	2.79%	USD	640	$51,197	$71,074	$(19,877)
South Africa Government International Bond, 5.500%, 3/09/20,12/20/24*	(1.00)	Quarterly	1.62	USD	1,360	39,002	53,288	(14,286)

						$90,199	$124,362	$(34,163)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
BRL	21,000	1/03/22	5.180%	1 Day CDI	Maturity	$3,880	$	– 0	–	$3,880
BRL	9,800	1/02/25	1 Day CDI	6.173%	Maturity	(8,736)		– 0	–	(8,736)
USD	11,700	10/02/29	3 Month LIBOR	1.589%	Quarterly/Semi-Annual	(343,819)		– 0	–	(343,819)

						$(348,675)	$	– 0	–	$(348,675)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Recieve Total Return on Reference Obligation
Goldman Sachs International MSCI Emerging Markets Growth	LIBOR Plus 0.33%	Quarterly	USD	14,453	12/15/20	$416,634
Pay Total Return on Reference Obligation
Citibank, NA iShares Trust JPMorgan USD Emerging Markets Bond Fund	LIBOR Plus 0.90%	Maturity	USD	20,472	1/15/20	(102,961)
JPMorgan Chase Bank, NA iShares Trust JPMorgan USD Emerging Markets Bond Fund	LIBOR Plus 1.00%	Maturity	USD	3,780	1/15/20	(19,823)
iShares Trust JPMorgan USD Emerging Markets Bond Fund	LIBOR Plus 0.85%	Maturity	USD	5,384	1/15/20	(30,895)

						$262,955

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
JPMorgan Chase Bank, NA
Hang Seng China Enterprises Index 6/29/20*	20.54%	Maturity	HKD	39	$(6,622)	$	– 0	–	$(6,622)
Hang Seng China Enterprises Index 6/29/20*	20.34	Maturity	HKD	54	(5,164)		– 0	–	(5,164)
Hang Seng China Enterprises Index 6/29/20*	20.94	Maturity	HKD	117	(25,274)		– 0	–	(25,274)
Hang Seng China Enterprises Index 6/29/20*	21.29	Maturity	HKD	115	(29,696)		– 0	–	(29,696)
Sale Contracts
JPMorgan Chase Bank, NA
Hang Seng China Enterprises Index 1/30/20*	17.55	Maturity	HKD	45	2,585		– 0	–	2,585

					$(64,171)	$	– 0	–	$(64,171)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $44,779,895 or 29.1% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Illiquid security.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2019.
(f)	Defaulted.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.19% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group One Ltd.
8.25%, 12/30/22	1/14/19	$258,659	$131,205	0.09%
Petroleos de Venezuela SA
9.00%, 11/17/21	6/12/17	185,816	44,496	0.03%
Tonon Luxembourg SA
6.50%, 10/31/24	5/03/19	246,579	3,143	0.00%
Venezuela Government International Bond
12.75%, 8/23/22	9/05/18	290,099	95,290	0.06%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/12/13	172,628	8,015	0.01%
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued by the Adviser.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2019.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	The rate shown represents the 7-day yield as of period end.
(m)	Affiliated investments.
(n)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,228,701 and gross unrealized depreciation of investments was $(5,796,519), resulting in net unrealized appreciation of $12,432,182.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

December 31, 2019 (unaudited)

20.3%	China
9.1%	Taiwan
8.2%	South Korea
5.7%	Russia
4.6%	Brazil
3.5%	Indonesia
2.9%	India
2.5%	United States
2.5%	Mexico
2.2%	South Africa
1.9%	United Arab Emirates
1.8%	Turkey
1.8%	Argentina
27.0%	Other
6.0%	Short-Term

100.0%	Total Investments

[1]

All data are as of December 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.6% or less in the following: Angola, Azerbaijan, Bahrain, Bermuda, Canada, Chile, Colombia, Costa Rica, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Ghana, Greece, Guatemala, Honduras, Hong Kong, Hungary, Iraq, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Luxembourg, Malaysia, Mongolia, Nigeria, Oman, Pakistan, Panama, Peru, Philippines, Poland, Portugal, Qatar, Saudi Arabia, Senegal, Sri Lanka, Thailand, Trinidad & Tobago, Ukraine, United Kingdom, United Republic of Tanzania, Uruguay, Venezuela, Vietnam and Zambia.

AB Emerging Markets Multi-Asset Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$4,860,617		$17,396,999		$	– 0	–	$22,257,616
Information Technology	354,595		16,818,981			– 0	–	17,173,576
Consumer Discretionary	5,518,685		4,524,390			– 0	–	10,043,075
Materials	343,342		8,832,680			– 0	–	9,176,022
Energy	3,878,417		2,644,202			– 0	–	6,522,619
Industrials	309,662		4,614,240			– 0	–	4,923,902
Communication Services	1,715,834		1,905,722			– 0	–	3,621,556
Consumer Staples	187,069		2,850,715			– 0	–	3,037,784
Real Estate	1,241,256		1,700,027			– 0	–	2,941,283
Utilities	436,618		2,258,640			– 0	–	2,695,258
Health Care	224,156		928,380			– 0	–	1,152,536
Fixed Income Securities:
Sovereign Bonds	– 0	–	33,119,569			– 0	–	33,119,569
Corporate Bonds	– 0	–	8,746,912			3,143		8,750,055
Quasi-Sovereign Bonds	– 0	–	7,172,110			– 0	–	7,172,110
Inflation-Linked Securities	– 0	–	3,822,969			– 0	–	3,822,969
Treasury Bonds	– 0	–	3,461,150			– 0	–	3,461,150
Emerging Markets - Treasuries	– 0	–	785,920			– 0	–	785,920
Regional Bonds	– 0	–	50,022			– 0	–	50,022
Equity Linked Notes	– 0	–	886,766			– 0	–	886,766
Investment Companies	– 0	–	152,359			– 0	–	152,359
Options Purchased- Puts	– 0	–	577			– 0	–	577
Short-Term Investments:
Investment Companies	7,253,164		– 0	–		– 0	–	7,253,164
Time Deposits	– 0	–	588,813			– 0	–	588,813
Treasury Bills	– 0	–	1,170,433			– 0	–	1,170,433
Investments of Cash Collateral for
Securities Loaned in Affiliated
Money Market Fund	1,048,247		– 0	–		– 0	–	1,048,247

Total Investments in Securities	27,371,662		124,432,576			3,143		151,807,381
Other Financial Instruments*:
Assets
Futures	729,171		14,343			– 0	–	743,514
Forward Currency Exchange Contracts	– 0	–	1,386,982			– 0	–	1,386,982
Centrally Cleared Credit Default Swaps	– 0	–	90,199			– 0	–	90,199
Centrally Cleared Interest Rate Swaps	– 0	–	3,880			– 0	–	3,880
Total Return Swaps	– 0	–	416,634			– 0	–	416,634
Variance Swaps	– 0	–	2,585			– 0	–	2,585
Liabilities
Futures	(23,516)		– 0	–		– 0	–	(23,516)
Forward Currency Exchange Contracts	– 0	–	(1,966,870)			– 0	–	(1,966,870)
Centrally Cleared Interest Rate Swaps	– 0	–	(352,555)			– 0	–	(352,555)
Total Return Swaps	– 0	–	(153,679)			– 0	–	(153,679)
Variance Swaps	– 0	–	(66,756)			– 0	–	(66,756)

Total	$28,077,317		$123,807,339			$3,143		$151,887,799

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2019 is as follows:

Fund	Market Value 3/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$19,689	$63,125	$75,561	$7,253	$224
Government Money Market Portfolio*	755	12,696	12,403	1,048	6

Total				$8,301	$230

*	Investment of cash collateral for securities lending transactions.